13F-HR
1
NONE
dbailey@sturdivant-co.com

0000914975
5vueegu@
028-4000

12/31/2002

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title: Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     February 10, 2003

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:   $37199



FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AETNA INCOM     00817Y108     987   24000SH       Sole                     24000
AGILENT COM     00846u101     613   34155SH       Sole                     34155
ANHEUSERCOM     035229103     761   15725SH       Sole                     15725
BANK OF COM     060505104     774   11120SH       Sole                     11120
BARRICK COM     067901108     768   49855SH       Sole                     49855
BRISTOL-COM     110122108    1333   57585SH       Sole                     57585
CHEVRONTCOM     166764100     739   11120SH       Sole                     11120
CITIGROUCOM     172967101     818   23241SH       Sole                     23241
COMPUTERCOM     204912109     565   41870SH       Sole                     41870
CONAGRA COM     205887102     779   31145SH       Sole                     31145
CONOCOPHCOM     20825C104    1579   32621SH       Sole                     32621
COUNTRYWCOM     222372104    1206   23340SH       Sole                     23340
DOMINIONCOM     25746U109    1193   21735SH       Sole                     21735
FANNIE MCOM     313586109    1424   22140SH       Sole                     22140
FLEETBOSCOM     339030108     973   40060SH       Sole                     40060
HARTFORDCOM     416515104     495   10900SH       Sole                     10900
HCA INC COM     404119109     757   18230SH       Sole                     18230
HONEYWELCOM     438516106     808   33655SH       Sole                     33655
INGERSOLCOM     G4776G101    1203   27940SH       Sole                     27940
INT'L BUCOM     459200101     551    7110SH       Sole                      7110
INTERNATCOM     460146103     893   25545SH       Sole                     25545
JP MORGACOM     46625H100     616   25660SH       Sole                     25660
KERR MCGCOM     492386107    1185   26740SH       Sole                     26740
KIMBERLYCOM     494368103     370    7800SH       Sole                      7800
LIBERTY COM     530718105     672   75135SH       Sole                     75135
MATSUSHICOM     576879209     769   80150SH       Sole                     80150
MCDONALDCOM     580135101     979   60890SH       Sole                     60890
MERCK & COM     589331107     386    6810SH       Sole                      6810
MOTOROLACOM     620076109     393   45465SH       Sole                     45465
NOKIA COCOM     654902204     342   22035SH       Sole                     22035
PHILIP MCOM     718154107    1274   31445SH       Sole                     31445
PITNEY BCOM     724479100     778   23835SH       Sole                     23835
PRAXAIR COM     74005P104     388    6720SH       Sole                      6720
PROCTOR COM     742718109    1153   13420SH       Sole                     13420
RAYTHEONCOM     755111507     797   25930SH       Sole                     25930
ROHM & HCOM     775371107     410   12625SH       Sole                     12625
SBC COMMCOM     78387G103     998   36800SH       Sole                     36800
TENET HECOM     88033G100     381   23235SH       Sole                     23235
TEXAS INCOM     882508104     436   29055SH       Sole                     29055
TRANSOCECOM     G90078109    1187   51175SH       Sole                     51175
TRAVELERCOM     89420G109     783   53481SH       Sole                     53481
TRAVELERCOM     89420G406     193   13163SH       Sole                     13163
TYCO INTCOM     902124106     412   24135SH       Sole                     24135
VERIZON COM     92343v104    1106   28534SH       Sole                     28534
WASHINGTCOM     939322103    1106   32022SH       Sole                     32022
WELLS FACOM     949746101     864   18435SH       Sole                     18435